Land Use Rights (Details) - Schedule of estimated future amortization expense for land use rights	Dec. 31, 2020 USD ($)
Schedule of estimated future amortization expense for land use rights [Abstract]
2021	$ 21,070
2022	21,070
2023	21,070
2024	21,070
2025	21,070
Thereafter	903,655
Total	$ 1,009,005